Commitments and Contingencies - Schedule of Operating Lease Future Minimum Payments (Details) (10K)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 127,948
2018	131,778
2019	148,172
2020	37,315
Total	$ 445,213